MEZZANINE EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Mezzanine Equity
Schedule of mezzanine equity

Preferred Stock – Series B – As of December 31, 2023	$5,662,325
Dividends of Series B Convertible Preferred Stock as of December 31, 2024	377,488
Preferred Stock – Series B – As of December 31, 2024	6,039,813
Dividends of Series B Convertible Preferred Stock as of December 31, 2025	377,488
Preferred Stock – Series B – As of December 31, 2025	$6,417,301